Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates, judgments and assumptions in these consolidated financial statements include: key judgments related to revenue recognition in determining whether the Company is the principal or an agent to the arrangements with merchants, and the estimated period over which contract costs should be amortized; provision for uncollectible receivables related to merchant cash advances and loans; recoverability of deferred tax assets; income projections and discount rates used to fair value acquired intangible assets; and the discount rate used to determine the present value of lease payments. Actual results may differ from the estimates made by management.

Revenue Recognition

The Company's sources of revenue consist of subscription solutions and merchant solutions. The Company principally generates subscription solutions revenue through the sale of subscriptions to the platform. The Company also generates additional subscription solutions revenues from the sale of themes and apps, the registration of domain names, and the collection of variable platform fees. The Company generates merchant solutions revenue by providing additional services to merchants to increase their use of the platform. The majority of the Company's merchant solutions revenue is from fees earned from merchants based on their customer orders processed using Shopify Payments. The Company also earns merchant solutions revenue relating to Shopify Shipping, other transaction services, referral fees, the sale of Point-of-Sale (POS) hardware, Shopify Capital, Shopify Fulfillment Network, and collaborative warehouse fulfillment solutions following the acquisition of 6 River Systems, Inc. (6RS). Arrangements with merchants do not provide the merchants with the right to take possession of the software supporting the Company’s hosting platform at any time and are therefore accounted for as service contracts. The Company’s subscription service contracts do not provide for refunds or any other rights of return to merchants in the event of cancellations.

The Company recognizes revenue to depict the transfer of promised services to merchants in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services by applying the following steps:
•Identify the contract with a merchant;
•Identify the performance obligations in the contract;
•Determine the transaction price;
•Allocate the transaction price; and
•Recognize revenue when, or as, the Company satisfies a performance obligation.

The Company follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. In these instances, the Company determines whether it has promised to provide the specified service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. The Company recognizes revenue from Shopify Shipping and the sales of apps on a net basis as the Company is not primarily responsible for the fulfillment, does not have control of the promised service, and does not have full discretion in establishing prices and therefore is the agent in the arrangement with merchants. All other revenue is reported on a gross basis, as the Company has determined it is the principal in the arrangement.

Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.

The Company's arrangements with merchants can include multiple services or performance obligations, which may consist of some or all of the Company's subscription solutions. When contracts involve various performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under Topic 606. In the case of subscription solutions, the Company has determined that merchants can benefit from the service on its own, and that the service being provided to the merchant is separately identifiable from other promises in the contract. Specifically, the Company considers the distinct performance obligations to be the subscription solution, custom themes, feature-enhancing apps and unique domain names. The total transaction price is determined at the inception of the contract and allocated to each performance obligation based on their relative standalone selling prices. In the case of merchant solutions, the transaction price for each performance obligation is based on an observable standalone selling price that is never bundled, therefore the relative allocation is not required.

The Company determined the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration for our subscription solutions include discounting practices, the size and volume of our transactions, the customer demographic, the geographic area where services are sold, price lists, our go-to-market strategy, historical standalone sales and contract prices. The determination of standalone selling prices is made through consultation with and approval by our management, taking into consideration our go-to-market strategy. As the Company's go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company generally receives payment from its merchants at the time of invoicing. In all other cases, payment terms and conditions vary by contract type, although terms generally include a requirement for payment within 30 days of the invoice date. In instances where timing of revenue recognition differs from the timing of invoicing and subsequent payment, we have determined our contracts generally do not include a significant financing component.

Subscription Solutions

Subscription revenue is recognized over time on a ratable basis over the contractual term. The contract terms are monthly, annual or multi-year subscription terms. Revenue recognition begins on the date that the Company’s service is made available to the merchant. Certain subscription contracts have a transaction price that includes a variable component that is based on the merchants' volume of sales. In such cases, the Company uses the practical expedient that allows it to determine the transaction price and recognize revenue in the amount to which the Company has a right to invoice. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time, over the requisite service period.

Revenue from the sale of separately priced themes and apps is recognized at the time of the sale. The right to use domain names is also sold separately and is recognized ratably over time, over the contractual term, which is generally an annual term. Revenue from themes, as well as apps and domains have been classified within subscription solutions on the basis that they are typically sold at the time the merchant enters into the subscription services arrangement or because they are charged on a recurring basis.

Merchant Solutions

Revenues earned from Shopify Payments, Shopify Shipping related to the sale of shipping labels, other transaction services, and referral fees are recognized at a point in time, at the time of the transaction. For the sale of POS hardware, revenue is recognized at a point in time, based on when ownership passes to the merchant, in accordance with the shipping terms.

The Company also earns revenue from Shopify Capital, a merchant cash advance (MCA) and loan program for eligible merchants. The Company evaluates identified underwriting criteria such as, but not limited to, historical sales data prior to purchasing the eligible merchant's future receivables, or making a loan, to help ensure collectibility. Under Shopify Capital, the Company purchases a designated amount of future receivables at a discount or makes a loan, and the merchant remits a fixed percentage of their daily sales to the Company, until the outstanding balance has been fully remitted. For Shopify Capital MCA's, the Company applies a percentage of the remittances collected against the merchant's receivable balance, and a percentage, which is related to the discount, as merchant solutions revenue. For Shopify Capital loans, because there is a fixed maximum repayment term, the Company calculates an effective interest rate based on the merchant's expected future payment volume to determine how much of a merchant's repayment to recognize as revenue and how much to apply against the merchant's receivable balance.

Revenues earned from Shopify Fulfillment Network related to warehouse storage are recognized over time, as merchants receive and consume the benefits obtained from this service. The revenues related to outbound shipping, picking, packaging, and preparing orders for shipment are recognized once the services have been rendered.

Revenues earned through 6RS related to offering cloud-based software on its collaborative warehouse fulfillment solutions are recognized over time, over the contractual term, which can be up to five years. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time, over the requisite service period.

Capitalized Contract Costs

As part of obtaining contracts with certain merchants, the Company incurs upfront costs such as sales commissions. The Company capitalizes these contract costs, which are subsequently amortized on a systematic basis consistent with the pattern of the transfer of the good or service to which the contract asset relates, which is generally on a straight-line basis over the estimated life of the merchant relationship. In some instances, the Company applies the practical expedient that allows it to determine this estimate for a portfolio of contracts that have similar characteristics in terms of type of service, contract term and pricing. This estimate is reviewed by management at the end of each reporting period as additional information becomes available. For certain contracts where the amortization period of the contract costs would have been one year or less, the Company uses the practical expedient that allows it to recognize the incremental costs of obtaining those contracts as an expense when incurred and not consider the time value of money.

Cost of Revenues

The Company’s cost of revenues related to subscription solutions consist of payments for Themes and Domain registration, credit card fees related to billing our merchants, third-party infrastructure and hosting costs, an allocation of costs incurred by both the operations and support functions, and amortization of capitalized software development costs and acquired intangible assets.

The Company's cost of revenues related to merchant solutions include credit card fees related to billing its merchants, payment processing and interchange fees related to Shopify Payments, POS hardware costs, third-party infrastructure and hosting costs, an allocation of costs incurred by both the operations and support functions, and amortization of capitalized software development costs and acquired intangible assets, the latter relating mostly to the acquired 6RS technology. Merchant solutions cost of revenues also include costs associated with warehouse storage, outbound shipping, picking, packaging, and the preparation of orders for shipment as part of the Shopify Fulfillment Network offering, and materials and third-party manufacturing costs associated with 6RS for those fulfillment robots sold to customers rather than leased to customers, which are capitalized and depreciated into cost of revenues.

Software Development Costs

Research and development costs are generally expensed as incurred. These costs primarily consist of personnel and related expenses, contractor and consultant fees, stock-based compensation, and corporate overhead allocations, including depreciation.

The Company capitalizes certain development costs incurred in connection with its internal use software. These capitalized costs are related to the development of its software platform that is hosted by the Company and accessed by its merchants on a subscription basis as well as material internal infrastructure software. Costs incurred in the preliminary stages of development are expensed as incurred. The Company capitalizes all direct and incremental costs incurred during the application development phase, until such time when the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing.

The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Capitalized costs are recorded as part of intangible assets in the consolidated balance sheets and are amortized on a straight-line basis over their estimated useful lives of two or three years. Maintenance costs are expensed as incurred.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs included in sales and marketing expenses during the years ended December 31, 2019 and 2018 were $177,607 and $131,434 respectively.

Leases

Prior to adopting Topic 842, Leases, on January 1, 2019, the Company aggregated and amortized on a straight-line basis over the expected lease term of each respective agreement the total payments and costs associated with operating leases, including leases that contain lease inducements and uneven payments. Rent-free periods and fit-up allowances made up the lease incentives balances.

Under Topic 842, Leases, the Company accounts for leases by first determining if an arrangement is a lease at inception. Right-of-use assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. The right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company's leases do not provide an implicit rate, therefore, the incremental borrowing rate based on the information available at commencement date was used to determine the present value of lease payments. The right-of-use assets exclude lease incentives, which are accounted as a reduction of lease liabilities if they have not yet been received. The Company's lease terms may include options to extend or terminate the lease. These options are included in the lease terms when it is reasonably certain they will be exercised. Lease expense related to lease components is recognized on a straight-line basis over the lease term.

The Company's lease agreements include lease and non-lease components, which are accounted for separately under Topic 842, Leases. Variable lease components and non-lease components are excluded from the lease payments used to calculate the right-of-use assets and lease liabilities, and are recorded in the period in which the obligation for the payment is incurred. As the Company previously included non-lease components in the calculation of lease incentives under Topic 840, the transition to Topic 842 resulted in an $8,375 cumulative adjustment to reduce opening accumulated deficit.

Stock-Based Compensation

The accounting for stock-based awards is based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation cost is recognized in the Consolidated Statements of Operations and Comprehensive Loss as an operating expense over the requisite service period.

The fair value of stock options is determined using the Black-Scholes option-pricing model, single option approach. An estimate of forfeitures is applied when determining compensation expense. The Company determines the fair value of stock option awards on the date of grant using assumptions regarding expected term, share price volatility over the expected term of the awards, risk-free interest rate, and dividend rate. All shares issued under the Company's Fourth Amended and Restated Stock Option Plan (Legacy Option Plan), the Amended and Restated Stock Option Plan (Stock Option Plan), and the Amended, Restated Long Term Incentive Plan (Long Term Incentive Plan), and 6 River Amended and Restated Stock Option and Grant Plan are from treasury.

The fair value of restricted share units (RSUs) is measured using the fair value of the Company's shares as if the RSUs were vested and issued on the grant date. An estimate of forfeitures is applied when determining compensation expense. All shares issued under the Company's Long Term Incentive Plan (LTIP) are from treasury.

Income Taxes

Income tax expense includes Canadian, U.S., and foreign income taxes.

Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent cumulative loss experience and expectations of future earnings, capital gains and investment in the applicable jurisdiction, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the consolidated financial statements.

Earnings Per Share

Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year.
Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year, plus the effect of dilutive potential common stock outstanding during the year. This method requires that diluted earnings per share be calculated (using the treasury stock method) as if all dilutive potential common stock had been exercised at the latest of the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common stock of the Company at the average fair value of the common stock during the year.

Foreign Currency Translation and Transactions

The functional and reporting currency of the Company and its subsidiaries is the USD. Monetary assets and liabilities denominated in foreign currencies are re-measured to USD using the exchange rates at the consolidated balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in USD using historical exchange rates. Revenues and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded in the Company’s Consolidated Statements of Operations and Comprehensive Loss as Foreign exchange gain (loss), with the exception of foreign exchange forward contracts used for hedging which are re-measured in Other Comprehensive Income (Loss) and the gain (loss) is then reclassified into earnings to either cost of revenue or operating expenses in the same period, or period, during which the hedged transaction affects earnings.

Cash and Cash Equivalents

The Company considers all short term highly liquid investments purchased with original maturities at their acquisition date of three months or less to be cash equivalents.

Marketable Securities

The Company’s marketable securities consist of U.S. and Canadian federal agency bonds, U.S. term deposits, corporate bonds and money market funds, and mature within 12 months from the date of purchase. Marketable securities are classified as held-to-maturity at the time of purchase and this classification is re-evaluated as of each consolidated balance sheet date. Held-to-maturity securities represent those securities that the Company has both the intent and ability to hold to maturity and are carried at amortized cost, which approximates their fair market value. Interest on these securities, as well as amortization/accretion of premiums/discounts, are included in interest income. All investments are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company will sell the securities before the recovery of their cost basis. Realized gains and losses determined to be other than temporary are determined based on the specific identification method and are reported in other income (expense) in the Consolidated Statements of Operations and Comprehensive Loss.
Fair Value Measurements

The carrying amounts for cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances receivable, loans, trade accounts payable and accruals, and employee related accruals approximate fair value due to the short-term maturities of these instruments.

The Company has minority equity investments in private companies recorded using the cost method of accounting. At December 31, 2019 the cost is estimated to be equal to the fair value as there are no identified events or changes in circumstances that have a material impact on the value recorded.

The Company measures the fair value of its financial assets and liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Derivatives and Hedging

The majority of the Company's derivative products are foreign exchange forward contracts, which are designated as cash flow hedges of foreign currency forecasted expenses. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties. The Company may hold foreign exchange forward contracts to mitigate the risk of future foreign exchange rate volatility related to future Canadian dollar (CAD) denominated costs and current and future obligations.

The Company's foreign currency forward contracts generally have maturities of twelve months or less. The critical terms match method is used when the key terms of the hedging instrument and that of the hedged item are aligned; therefore, the changes in fair value of the forward contracts are recorded in accumulated other comprehensive income (AOCI). The effective portion of the gain or loss on each forward contract is reported as a component of AOCI and reclassified into earnings to either cost of revenue or operating expense in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of the gains or losses, if any, is recorded immediately in other income (expense).

For hedges that do not qualify for the critical terms match method of accounting, a formal assessment is performed to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer probable of occurring, or if the Company removes the derivative's hedge designation. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified into earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring.

In addition, the Company has a master netting agreement with each of the Company's counterparties, which permits net settlement of multiple, separate derivative contracts with a single payment. The Company presents its derivative instruments on a net basis in the consolidated financial statements.

Provision for Uncollectible Receivables Related to Merchant Cash Advances and Loans

Merchant cash advance receivables and loans represent the aggregate amount of Shopify Capital related receivables owed by merchants as of the consolidated balance sheet date, net of an allowance for uncollectible amounts. The Company estimates the allowance based on an assessment of various factors, including historical trends, merchants' gross merchandise volume, and other factors that may affect the merchants' ability to make future payments on the receivables. Additions to the allowance are reflected in current operating results, while charges against the allowance are made when losses are incurred. These additions are classified within general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Loss. Recoveries are reflected as a reduction in the allowance for uncollectible receivables related to merchant cash advances and loans when the recovery occurs.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Computer equipment and fulfillment robots are depreciated over the lesser of three years and their estimated useful lives while office furniture and equipment are depreciated over four years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases, which range from three to fifteen years.

The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Intangible Assets

Intangible assets are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Purchased software is amortized over a three year period, acquired technology is amortized over a two to nine year period, acquired customer relationships are amortized over a two to five year period, capitalized software development costs are amortized over a two to three year period, and other intangible assets are amortized over a three to ten year period. Amortization is recorded into cost of revenues and operating expenses, depending on the nature of the asset.

The carrying values of intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually. Should certain events or indicators of impairment occur between annual impairment tests, the Company will perform the impairment test as those events or indicators occur. Examples of such events or circumstances include the following: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s fair value; a significant adverse change in the business climate; and slower growth rates.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting unit, and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill. This is done by comparing the fair value of the reporting unit with the carrying value of its net assets. If the fair value of the reporting unit is greater than its carrying value, no impairment results. If the fair value of the reporting unit is less than its carrying value, an impairment loss would be recognized in the Consolidated Statements of Operations and Comprehensive Loss in an amount equal to that difference, limited to the total amount of goodwill allocated to that reporting unit.

Business Combinations

The Company follows the acquisition method to account for business combinations in accordance with ASC 805, Business Combinations. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded in the consolidated statements of operations and comprehensive loss.

Segment Information

The Company’s chief operating decision maker (CODM) is a function comprised of two executives, specifically the Chief Executive Officer and the Chief Financial Officer. The CODM is the highest level of management responsible for assessing Shopify’s overall performance, and making operational decisions such as resource allocations related to operations, product prioritization, and delegations of authority. Management has determined that the Company operates in a single operating and reportable segment.

Concentration of Credit Risk

The Company’s cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances and loans receivable, and foreign exchange derivative products subject the Company to concentrations of credit risk. Management mitigates this risk associated with cash and cash equivalents by making deposits and entering into foreign exchange derivative products only with large banks and financial institutions that are considered to be highly credit worthy. Management mitigates the risks associated with marketable securities by adhering to its investment policy, which stipulates minimum rating requirements, maximum investment exposures and maximum maturities. Due to the Company’s diversified merchant base, there is no particular concentration of credit risk related to the Company’s trade and other receivables and merchant cash advances and loans receivable. Trade and other receivables and merchant cash advances and loans receivable are monitored on an ongoing basis to ensure timely collection of amounts. The Company has mitigated some of the risks associated with Shopify Capital by entering into an agreement with a third party to insure some of the merchant cash advances offered by Shopify Capital. There are no receivables from individual merchants accounting for 10% or more of revenues or receivables.

Interest Rate Risk

Certain of the Company’s cash, cash equivalents and marketable securities earn interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. The Company is not exposed to material interest rate risk.
Foreign Exchange Risk

The Company’s exposure to foreign exchange risk is primarily related to fluctuations between the CAD and the USD. The Company is exposed to foreign exchange fluctuations on the revaluation of foreign currency assets and liabilities. The Company uses foreign exchange derivative products to manage the impact of foreign exchange fluctuations. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties.

While the majority of the Company's revenues and cost of revenues are denominated in USD, a significant portion of operating expenses are incurred in CAD. As a result, earnings are adversely affected by an increase in the value of the CAD relative to the USD.

The following table summarizes the effects on revenues, cost of revenues, operating expenses, and loss from operations of a 10% strengthening(1) of the CAD versus the USD without considering the impact of the Company's hedging activities and without factoring in any potential changes in demand for the Company's solutions as a result of changes in the CAD to USD exchange rates:

	Years ended
	December 31, 2019			December 31, 2018
	GAAP Amounts As Reported $	Exchange Rate Effect (2) $	At 10% Stronger CAD Rate (3) $	GAAP Amounts As Reported $	Exchange Rate Effect (2) $	At 10% Stronger CAD Rate (3) $
Revenues	$1,578,173	$3,148	$1,581,321	$1,073,229	$1,857	$1,075,086
Cost of revenues	(712,530)	(4,283)	(716,813)	(476,962)	(3,302)	(480,264)
Operating expenses	(1,006,790)	(39,505)	(1,046,295)	(688,187)	(30,275)	(718,462)
Loss from operations	$(141,147)	$(40,640)	$(181,787)	$(91,920)	$(31,720)	$(123,640)

(1) A 10% weakening of the CAD versus the USD would have an equal and opposite impact on our revenues, cost of revenues, operating expenses and loss from operations as presented in the table.
(2) Represents the increase or decrease in GAAP amounts reported resulting from a 10% strengthening in the CAD-USD foreign exchange rates.
(3) Represents the outcome that would have resulted had the CAD-USD rates in those periods been 10% stronger than they actually were, excluding the impact of our hedging program and without factoring in any potential changes in demand for the Company's solutions as a result of changes in the CAD-USD exchange rates.

Accounting Pronouncements Adopted in the Year

In February 2016, the Financial Accounting Standards Board issued ASU No. 2016-02, Leases (Topic 842), which requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. The standard requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. This standard also requires classification of all cash payments within operating activities in the statement of cash flows. In July 2018, the Financial Accounting Standards Board issued ASU No. 2018-11, Leases - Targeted Improvements, which provides an additional transition method. The Company adopted the new leasing standard effective January 1, 2019, using the modified retrospective approach and applying the transition method which does not require adjustments to comparative periods nor require modified disclosures in the comparative periods. The Company elected to use the package of practical expedients so as to not reassess whether a contract is or contains a lease, lease classification, and initial direct costs, for contracts that expired or existed prior to the effective date. As the lessee to material operating leases, the most significant impact of adoption of the new leasing standard relates to the recognition of right-of-use assets of $91,140 and lease liabilities of $103,310 as of January 1, 2019 for the Company's operating leases. As the Company previously included non-lease components in the calculation of its lease incentives under Topic 840, the transition to Topic 842 resulted in an $8,375 cumulative adjustment to reduce opening accumulated deficit.

In August 2017, the Financial Accounting Standards Board issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which makes more financial and non-financial hedging strategies eligible for hedge accounting while also amending the presentation and disclosure requirements. The update is effective for annual periods beginning after December 15, 2018. The only impact of adoption on the Company's consolidated financial statements was disclosure of the amounts of hedging gains or losses that were reclassified from Accumulated Other Comprehensive Income (Loss) to cost of revenues and each operating expense line.

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-15, Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The update is effective for annual periods beginning after December 15, 2019 but the Company opted for early adoption. The adoption of this update did not have an impact on the Company's consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the Financial Accounting Standards Board issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326), which will replace the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates on loans, trade and other receivables, held-to-maturity debt securities, and other instruments. In May 2019, the Financial Accounting Standards Board issued ASU No. 2019-05, Financial Instruments - Credit Losses, which provides transition relief that is optional for, and will be available to, all reporting entities within the scope of Topic 326. The updates are effective for annual periods beginning after December 15, 2019 including interim periods within those periods. The Company will adopt the standard effective January 1, 2020 using a modified retrospective approach. The Company is still assessing the impact of Topic 326 on its consolidated financial statements, but currently does not expect a material change in its credit losses.